JPMorgan Sustainable Municipal Income Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 98.1% (a)
Alabama — 1.0%
Black Belt Energy Gas District, Gas Project Series 2022A, Rev., 4.00%, 12/1/2029 (b)	645	624
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,028
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	1,175	1,153
Total Alabama		2,805
Alaska — 0.1%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	240	237
Arizona — 4.8%
Arizona Industrial Development Authority, Academies of Math and Science Projects Rev., 5.00%, 7/1/2032 (c)	280	283
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (c)	260	220
Series 2021A, Rev., 4.00%, 12/15/2041 (c)	250	198
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series A, Rev., 5.00%, 11/1/2033	1,000	1,084
Series A, Rev., 5.00%, 11/1/2037	900	945
Arizona Industrial Development Authority, KIPP Nashville Project
Series A, Rev., 5.00%, 7/1/2030	245	256
Series A, Rev., 5.00%, 7/1/2031	260	271
Series A, Rev., 5.00%, 7/1/2032	270	280
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	310	326
Series 2021A, Rev., 4.00%, 7/1/2035	370	352
Series 2021A, Rev., 4.00%, 7/1/2036	155	145
Series 2021A, Rev., 4.00%, 7/1/2041	500	441
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 4.00%, 7/15/2030 (c)	250	236
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (c)	750	725
Arizona State University Series 2015A, Rev., 5.00%, 7/1/2028	75	78
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	750	738
La Paz County Industrial Development Authority, Harmony Public School Project
Rev., 4.00%, 2/15/2041	420	361
Rev., 4.00%, 2/15/2046	335	274
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (c)	935	775
Maricopa County Industrial Development Authority, Arizona Autism Charter Schools Project Series 2021A, Rev., 4.00%, 7/1/2031 (c)	250	238
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	4,450	4,303
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	216
Total Arizona		12,745
California — 5.8%
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (c)	300	237
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (c)	500	382
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2027 (c)	300	286
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 3.00%, 8/1/2025	50	49
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Series B, Rev., 5.00%, 11/1/2034	210	228

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 4.00%, 12/1/2026 (c)	100	97
Series 2021A, Rev., 5.00%, 12/1/2027 (c)	50	51
Series 2021A, Rev., 5.00%, 12/1/2028 (c)	60	62
Series 2021A, Rev., 5.00%, 12/1/2029 (c)	100	104
Series 2021A, Rev., 5.00%, 12/1/2031 (c)	65	68
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	423
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B2, Rev., 2.13%, 11/15/2026	410	373
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (c)	250	263
Rev., AMT, 5.00%, 7/1/2037 (c)	1,100	1,153
Rev., AMT, 5.00%, 7/1/2038 (c)	500	522
California Public Finance Authority, Enso Village Project
Series 2021B-1, Rev., 3.13%, 5/15/2029 (c)	300	280
Series 2021A, Rev., 5.00%, 11/15/2036 (c)	300	291
California School Finance Authority, Classical Academies Oceanside Project
Series 2022A, Rev., 4.00%, 10/1/2027 (c)	500	497
Series 2022A, Rev., 5.00%, 10/1/2032 (c)	700	742
California School Finance Authority, Green Dot Public Schools Project Series 2022-A, Rev., 5.00%, 8/1/2032 (c)	350	363
California School Finance Authority, John Adams Academies Series 2022A, Rev., 4.50%, 7/1/2032 (c)	835	783
California School Finance Authority, Kipp SoCal Public Schools Series A, Rev., 5.00%, 7/1/2039 (c)	500	512
California School Finance Authority, Kipp Social Projects
Series 2020A, Rev., 5.00%, 7/1/2027 (c)	80	83
Series 2020A, Rev., 5.00%, 7/1/2028 (c)	110	115
Series 2020A, Rev., 5.00%, 7/1/2029 (c)	140	147
Series 2020A, Rev., 5.00%, 7/1/2030 (c)	100	106
Series 2020A, Rev., 4.00%, 7/1/2040 (c)	295	269
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt Series 2020A, Rev., 3.00%, 4/1/2050	2,645	1,824
California Statewide Communities Development Authority, Front Porch Communities Series 2021A, Rev., 4.00%, 4/1/2039	1,000	940
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (c)	500	366
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (c)	175	164
East Bay Municipal Utility District, Water System Series 2022A, Rev., 5.00%, 6/1/2033	2,500	2,971
Orange County Community Facilities District No. 2021-1, Rienda Series A, Rev., 5.00%, 8/15/2042	400	408
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, Rev., AGM, 5.00%, 9/1/2028	230	253
State of California, Department of Veterans Affairs, Farm and Home Purchase Program Series B, Rev., 3.50%, 12/1/2045	185	183
Total California		15,595
Colorado — 3.1%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200	206
COP, 4.00%, 12/1/2035	225	230
COP, 4.00%, 12/1/2036	350	355
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2029	35	34
Rev., 4.00%, 5/1/2030	30	29
Rev., 4.00%, 5/1/2031	30	29
Rev., 4.00%, 5/1/2041	90	78

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 4.00%, 12/1/2030 (c)	595	549
Colorado Educational and Cultural Facilities Authority, Golden View Classical Academy Projects
Rev., 4.00%, 1/1/2026	200	196
Rev., 4.00%, 1/1/2032	475	458
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2034 (c)	300	298
Colorado Health Facilities Authority, Abedeen Ridges Series 2021B-3, Rev., 2.13%, 5/15/2028	300	270
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	185	184
Series 2020H, Rev., GNMA COLL, 3.00%, 5/1/2050	755	728
Series 2020B, Rev., 3.75%, 5/1/2050	1,390	1,366
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	590	585
Rev., 5.25%, 12/1/2032	500	495
State of Colorado
COP, 4.00%, 6/15/2039	1,000	1,002
COP, 4.00%, 6/15/2040	1,320	1,315
Total Colorado		8,407
Connecticut — 1.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	70	70
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	425	421
Subseries A-1, Rev., 4.00%, 11/15/2047	135	134
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Series B, Rev., 1.80%, 7/1/2024 (b)	225	219
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	264
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,000	1,036
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,356
Total Connecticut		3,500
Delaware — 1.0%
Delaware State Economic Development Authority, Aspria of Delaware Charter Series 2022A, Rev., 4.00%, 6/1/2042	250	200
Delaware State Economic Development Authority, Newark Charter School, Inc. Project Rev., 4.00%, 9/1/2028	225	224
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,327
Total Delaware		2,751
District of Columbia — 1.9%
District of Columbia, Gallaudet University Project
Rev., 5.00%, 4/1/2028	160	170
Series 2021A, Rev., 4.00%, 4/1/2033	165	168
Series 2021A, Rev., 4.00%, 4/1/2034	160	162
Series 2021A, Rev., 4.00%, 4/1/2035	200	201
Series 2021A, Rev., 4.00%, 4/1/2036	200	197
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2031 (c)	400	394
District of Columbia, Two Rivers Public Charter School, Inc.
Rev., 3.00%, 6/1/2030	1,000	891

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Rev., 5.00%, 6/1/2050	1,500	1,363
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2045	1,500	1,528
Total District of Columbia		5,074
Florida — 11.7%
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (c)	150	136
City of Pompano Beach, John Knox Village Project
Series 2020, Rev., 3.50%, 9/1/2035	1,375	1,119
Series 2021A, Rev., 4.00%, 9/1/2041	1,000	779
City of Port St. Lucie, Utility System Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,119
Collier County Educational Facilities Authority, Ave Maria University, Inc. Project
Series 2023, Rev., 5.00%, 6/1/2028	775	798
Series 2023, Rev., 5.00%, 6/1/2029	565	586
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (c)	225	222
Series 2022, Rev., 5.25%, 8/15/2037 (c)	350	333
Series 2022, Rev., 5.63%, 8/15/2042 (c)	1,515	1,439
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2032 (c)	460	463
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Rev., 4.00%, 7/1/2027	290	284
Rev., 4.00%, 7/1/2028	150	146
Rev., 4.00%, 7/1/2029	155	151
Rev., 4.00%, 7/1/2030	215	208
Series 2022B, Rev., 5.00%, 7/1/2031	165	170
Series 2022B, Rev., 5.00%, 7/1/2042	230	228
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	300	296
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2032	270	276
Series 2022A, Rev., 5.00%, 6/15/2033	380	387
Series 2022A, Rev., 5.00%, 6/15/2034	400	407
Series 2022A, Rev., 5.00%, 6/15/2036	1,325	1,335
Series 2020A, Rev., 5.00%, 6/15/2040	500	498
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project Rev., 4.00%, 6/1/2026 (c)	110	105
Lee County Industrial Development Authority, Health Care Facilities Series 2022B2, Rev., 3.25%, 10/1/2026	500	475
Lee County School Board (The)
Series 2023A, COP, 5.00%, 8/1/2040	2,715	2,986
Series 2023A, COP, 4.00%, 8/1/2046	2,000	1,905
Series 2023A, COP, 4.00%, 8/1/2048	500	474
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,065
Miami Beach Redevelopment Agency, City Center, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,011
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.20%, 5/1/2027	225	226
5.85%, 5/1/2037	500	510
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series A, Rev., 5.00%, 11/1/2031	100	106
Series A, Rev., 5.00%, 11/1/2032	100	106
Series A, Rev., 5.00%, 11/1/2047	500	499
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,118

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2041 (c)	210	170
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,350
Total Florida		31,486
Georgia — 1.6%
Cherokee County Water & Sewer Authority
Series 2023, Rev., 5.00%, 8/1/2035	135	159
Series 2023, Rev., 5.00%, 8/1/2036	165	192
Series 2023, Rev., 5.00%, 8/1/2037	135	155
Series 2023, Rev., 5.00%, 8/1/2039	375	425
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	500	539
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series A, Rev., 5.00%, 2/15/2026	860	889
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 2.38%, 1/1/2031	500	423
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (c)	415	365
Series 2021B, Rev., 5.00%, 1/1/2036 (c)	500	460
Georgia Housing and Finance Authority, Single Family Mortgage
Series 2017A, Rev., 4.00%, 12/1/2047	220	218
Series B, Rev., 4.00%, 12/1/2047	440	437
Total Georgia		4,262
Illinois — 6.7%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	45	45
Series 2007-A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	50	50
City of Chicago, Second Lien Waterworks Project
Series 2023B, Rev., 5.00%, 11/1/2024	625	637
Series 2023B, Rev., AGM, 5.00%, 11/1/2035	500	556
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	1,500	1,637
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	665	644
Illinois Finance Authority, Clark-Lindsey Village Series A, Rev., 4.60%, 6/1/2027	165	160
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 4.00%, 7/1/2037	2,540	2,558
Illinois Finance Authority, Lake Forest College
Series A, Rev., 5.00%, 10/1/2032	215	217
Series A, Rev., 5.00%, 10/1/2035	475	468
Series A, Rev., 5.50%, 10/1/2039	380	379
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	100	99
Series 2022B-2, Rev., 5.25%, 11/15/2027	100	99
Series 2022B-1, Rev., 6.00%, 11/15/2027	100	100
Series 2021A, Rev., 5.00%, 5/15/2032	135	126
Series 2021A, Rev., 5.00%, 5/15/2033	145	135
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2030	130	128
Rev., 4.00%, 11/1/2031	135	132
Rev., 4.00%, 11/1/2041	375	329
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	379

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	465	457
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	521
Southern Illinois University, Housing and Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2033	300	321
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250	262
Rev., 5.00%, 4/15/2028	390	425
Rev., 5.00%, 4/15/2029	290	321
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	1,945	2,008
Series 2022B, GO, 5.00%, 3/1/2031	665	738
Series 2023B, GO, 4.50%, 5/1/2048	160	157
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2035	1,170	1,319
GO, 5.00%, 12/15/2036	1,460	1,632
GO, 4.00%, 12/15/2037	1,000	1,025
Total Illinois		18,064
Indiana — 2.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	500	375
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (c)	570	493
County of St. Joseph, Economic Development, St. Mary's College Project Series 2017A, Rev., 5.00%, 4/1/2026	1,880	1,942
Indiana Finance Authority, DePauw University Series 2022-A, Rev., 5.00%, 7/1/2032	350	373
Indiana Finance Authority, Educational Facilities, Valparaiso University Project Rev., 4.00%, 10/1/2035	220	208
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Series 2021, Rev., 5.00%, 6/1/2031	100	110
Rev., 4.00%, 6/1/2033	110	112
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,729
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	755	742
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021B, Rev., 4.00%, 4/1/2024	500	489
Total Indiana		6,573
Iowa — 0.7%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195	182
Rev., 5.00%, 9/1/2030	110	100
Rev., 5.00%, 9/1/2031	105	95
Rev., 5.00%, 9/1/2036	445	379
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,025
Total Iowa		1,781
Kansas — 0.3%
City of Manhattan, Meadowlark Hills
Series 2022B-2, Rev., 2.38%, 6/1/2027	225	210
Series 2021A, Rev., 4.00%, 6/1/2036	300	247
City of Topeka, Kansas Health Care Facilities Series 2022-B, Rev., 5.13%, 12/1/2026	250	247
Total Kansas		704

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	728
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (c)	450	429
Series 2021A, Rev., 5.00%, 6/1/2041 (c)	525	444
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	337
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	365
Total Louisiana		2,303
Maine — 0.3%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	407
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 4.00%, 7/1/2024 (d)	140	141
Series 2020A, Rev., 4.00%, 7/1/2024	110	111
Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	150	149
Total Maine		808
Maryland — 1.0%
County of Baltimore, Riderwood Village, Inc., Project
Rev., 4.00%, 1/1/2032	475	465
Rev., 4.00%, 1/1/2033	600	586
Maryland Economic Development Corp., Annapolis Mobility and Resilience Project Series 2022-A, Rev., 5.00%, 12/31/2037	795	828
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2029	150	159
Series 2021A, Rev., 5.00%, 6/1/2031	175	189
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	555	550
Total Maryland		2,777
Massachusetts — 4.2%
Massachusetts Clean Water Trust (The), Poll Program Rev., 5.25%, 8/1/2024	3,000	3,069
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000	1,047
Series 2023G, Rev., 4.38%, 7/1/2052	700	657
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2026	285	282
Rev., 5.00%, 1/1/2027	305	299
Rev., 5.00%, 1/1/2028	265	258
Rev., 5.00%, 1/1/2029	500	484
Rev., 5.00%, 1/1/2031	240	230
Rev., 5.13%, 1/1/2040	510	462
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2029	150	163
Series 2021G, Rev., 5.00%, 7/1/2030	150	164
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,013
Massachusetts Housing Finance Agency, Single Family Housing
Series 183, Rev., 3.50%, 12/1/2046	65	64

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	850	836
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,282
Total Massachusetts		11,310
Michigan — 1.3%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2030	475	491
Series 2021A, GO, 5.00%, 4/1/2031	215	223
Series 2021-A, GO, 5.00%, 4/1/2033	770	794
Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2030	575	609
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	995
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	325	320
Western Michigan University, Tax Exempt Series 2021A, Rev., AGM, 5.00%, 11/15/2029	100	111
Total Michigan		3,543
Minnesota — 2.7%
City of Ramsey, PACT Charter School Project Series 2022-A, Rev., 5.00%, 6/1/2032	535	535
City of Rochester Series 2022, Rev., 4.00%, 11/15/2039	1,425	1,457
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	175	159
Series 2021A, Rev., 4.00%, 7/1/2041	445	352
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	110	110
Minnesota Housing Finance Agency Series 2022-M, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 1/1/2053	1,260	1,351
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,017
Rev., 5.25%, 8/1/2025	1,070	1,072
Rev., 5.25%, 8/1/2026	825	826
Minnesota Housing Finance Agency, Residential Housing Finance Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	255	253
Total Minnesota		7,132
Mississippi — 0.3%
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	840	831
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000	1,079
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	425	417
Total Missouri		1,496
Nebraska — 0.7%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,042
Rev., 5.00%, 7/1/2031	720	736
Total Nebraska		1,778

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.5%
Carson City Nevada Hospital
Rev., 5.00%, 9/1/2026	555	574
Rev., 5.00%, 9/1/2029	620	650
Total Nevada		1,224
New Hampshire — 2.3%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	3,617
Rev., NATL - RE, 5.50%, 6/1/2027	900	978
New Hampshire Business Finance Authority, Springpoint Senior Living Project
Rev., 4.00%, 1/1/2026	265	260
Rev., 4.00%, 1/1/2027	250	243
Rev., 4.00%, 1/1/2029	300	286
Rev., 4.00%, 1/1/2031	290	271
Rev., 4.00%, 1/1/2041	750	615
Total New Hampshire		6,270
New Jersey — 3.0%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2029	100	109
Series 2021A, Rev., AGM, 5.00%, 7/1/2030	100	111
Series 2021A, Rev., AGM, 5.00%, 7/1/2031	100	112
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	67
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	83
Series 2021A, Rev., AGM, 4.00%, 7/1/2036	100	100
Series 2021A, Rev., AGM, 4.00%, 7/1/2037	75	73
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (c)	215	210
Rev., 5.00%, 7/15/2032 (c)	285	297
Rev., 5.00%, 7/15/2042 (c)	590	591
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,247
Essex County Improvement Authority, CHF-Newark, LLC, NJIT Student Housing Project Series 2021A, Rev., 5.00%, 8/1/2033	170	190
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., 2020 Project
Rev., 4.00%, 7/15/2023 (c)	115	115
Rev., 4.00%, 7/15/2025 (c)	370	367
Rev., 4.00%, 7/15/2027 (c)	400	396
Rev., 4.00%, 7/15/2029 (c)	430	426
Rev., 4.00%, 7/15/2030 (c)	200	198
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2030	270	298
Series 2021QQQ, Rev., 5.00%, 6/15/2033	300	331
New Jersey Educational Facilities Authority, Stevens Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2033	350	372
Series 2020A, Rev., 5.00%, 7/1/2034	280	297
New Jersey Health Care Facilities Financing Authority, University Hospital Issue Series 2015A, Rev., AGM, 5.00%, 7/1/2023	820	821
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	585	586
Passaic County Improvement Authority (The), Paterson arts and Science Charter School Projects Rev., 5.25%, 7/1/2043	670	677
Total New Jersey		8,074

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 0.3%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	770	761
New York — 6.2%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.50%, 7/1/2026	500	477
Rev., 4.00%, 7/1/2031	780	714
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135	128
Series 2022-A, Rev., 5.00%, 6/15/2042	360	348
Series 2022A, Rev., 5.00%, 6/15/2052	640	598
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 3.40%, 7/1/2027	300	291
Series 2022-A, Rev., 5.00%, 7/1/2032	100	105
Series 2022-A, Rev., 5.00%, 7/1/2042	300	303
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2029	460	487
Rev., 5.00%, 7/1/2031	535	573
Rev., 5.00%, 7/1/2032	550	591
Rev., 5.00%, 7/1/2035	530	559
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031 (c)	150	139
Series 2021A, Rev., 4.00%, 6/15/2041 (c)	135	110
City of New York, Fiscal Year 2023 Series 2023E, GO, 4.00%, 4/1/2050	1,130	1,086
Huntington Local Development Corp., Fountaingate Garden Project Series 2021C, Rev., 3.00%, 7/1/2023	40	40
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022-A, Rev., 5.00%, 7/1/2032 (c)	250	243
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,033
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project Series 2018, Rev., AMT, 5.00%, 1/1/2025	1,750	1,770
Port Authority of New York and New Jersey, Consolidated Series 194, Rev., 5.00%, 10/15/2030	2,000	2,079
State of New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	390	384
Series 195, Rev., 4.00%, 10/1/2046	350	348
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 4.63%, 11/1/2031 (c)	1,250	1,049
Triborough Bridge and Tunnel Authority, Sales Tax Series 2023A, Rev., 4.13%, 5/15/2053	2,250	2,166
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	140	142
Series 2022B, Rev., 5.00%, 1/1/2037	265	263
Series 2022B, Rev., 5.00%, 1/1/2041	250	243
Yonkers Economic Development Corp., Charter School of Educational Excellence Project Rev., 4.00%, 10/15/2030	355	327
Total New York		16,596
North Carolina — 0.5%
North Carolina Housing Finance Agency, Homeownership Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	495	489
North Carolina Medical Care Commission, Lutheran Services for The Aging Series 2021A, Rev., 4.00%, 3/1/2031	290	264

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2033	180	171
Rev., 4.00%, 9/1/2041	415	349
Total North Carolina		1,273
North Dakota — 0.6%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2016D, Rev., 3.50%, 7/1/2046	185	182
Series D, Rev., 4.00%, 7/1/2046	395	393
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	595	589
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	500	454
Total North Dakota		1,618
Ohio — 4.3%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	893
Butler County Port Authority, Community First Solutions
Rev., 4.00%, 5/15/2037	210	204
Series 2021A, Rev., 4.00%, 5/15/2038	110	106
Series 2021A, Rev., 4.00%, 5/15/2039	115	110
Series 2021A, Rev., 4.00%, 5/15/2040	115	109
Series 2021A, Rev., 4.00%, 5/15/2041	125	118
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	460	439
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	165	157
Rev., 5.00%, 5/1/2030	250	238
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,577
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2028	125	132
Series 2021A, Rev., 5.00%, 12/1/2030	65	70
Series 2022, Rev., 5.00%, 12/1/2034	950	1,050
Series 2021A, Rev., 4.00%, 12/1/2035	150	145
Series 2022, Rev., 5.00%, 12/1/2037	1,100	1,180
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325	328
Rev., 5.00%, 9/1/2028	340	345
Rev., 5.00%, 9/1/2029	355	361
Rev., 5.00%, 9/1/2030	275	281
Rev., 5.75%, 9/1/2037	500	518
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	275	279
Rev., 5.00%, 12/1/2032	100	105
Ohio Higher Educational Facility Commission, Kenyon College Rev., 4.00%, 7/1/2044	1,340	1,262
Ohio Housing Finance Agency, Mortgage-Backed Securities Program Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	310	307
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023A, Rev., 5.00%, 12/1/2024	1,000	1,026
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (c)	245	211
Total Ohio		11,551

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.7%
IDK PARTNERS III Trust, Mortgage Pass-Through Certificates Series 1999A, Rev., 5.10%, 8/1/2023 ‡	—	—
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035	2,009
Total Oklahoma		2,009
Oregon — 1.0%
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2028	155	156
Rev., 4.00%, 5/15/2029	130	124
Rev., 4.00%, 5/15/2047	400	293
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2035	1,360	1,429
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021A, Rev., 5.00%, 11/15/2036	305	262
Series 2021A, Rev., 5.00%, 11/15/2046	500	380
Total Oregon		2,644
Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (b)	845	845
Pennsylvania — 5.6%
Allegheny County Higher Education Building Authority, Chatham University Rev., 5.00%, 9/1/2031	465	473
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	656
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 5.00%, 7/1/2032	500	480
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2037	360	404
Series 2022A, Rev., AGM, 5.00%, 12/1/2038	525	585
Series 2022A, Rev., AGM, 5.00%, 12/1/2039	425	471
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT4, Rev., 4.00%, 11/1/2036	535	491
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2035	175	195
Rev., 5.00%, 12/1/2036	185	205
Rev., 5.00%, 12/1/2037	200	220
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	90
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	84
Delaware County Authority, Neumann University Rev., 5.00%, 10/1/2023	240	240
Delaware Valley Regional Finance Authority Series 2023A, Rev., 4.00%, 3/1/2035	1,000	1,040
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2031	390	352
Rev., 4.00%, 7/1/2037	170	142
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	314
Series 2021A, Rev., 4.00%, 5/1/2041	885	698
Pennsylvania Economic Development Financing Authority Series 2021, Rev., 4.00%, 7/1/2046	750	592
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Rev., 4.00%, 8/15/2034	175	179
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	420	415
Series 122, Rev., AMT, 4.00%, 10/1/2046	155	154
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., AGM, 5.00%, 12/1/2026	1,550	1,648

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., AGM, 5.00%, 12/1/2027	680	728
Philadelphia Authority for Industrial Development, Electrical and Charter School Project Series 2021A, Rev., 4.00%, 6/1/2031	330	311
Philadelphia Authority for Industrial Development, Holy Family University Project Rev., 5.00%, 9/1/2026 (e)	775	804
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project Series 2021A, Rev., 4.00%, 6/1/2041	175	143
Philadelphia Authority for Industrial Development, Russell Byers Charter School Project Rev., 5.00%, 5/1/2030	1,015	1,017
Township of Hampton GO, 4.00%, 1/1/2047	800	769
West Cornwall Township Municipal Authority, Lebanon Valley Brethren Home Project
Series 2021A, Rev., 4.00%, 11/15/2029	135	127
Series 2021A, Rev., 4.00%, 11/15/2030	190	176
Series 2021A, Rev., 4.00%, 11/15/2031	195	179
Series 2021A, Rev., 4.00%, 11/15/2036	365	312
Series 2021A, Rev., 4.00%, 11/15/2041	370	296
Total Pennsylvania		14,990
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Series 2021A, Rev., 8.75%, 7/1/2025 (c)	200	217
South Carolina State Housing Finance and Development Authority
Series 2017A, Rev., 4.00%, 1/1/2047	115	114
Series 2017B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	315	313
Total South Carolina		644
South Dakota — 0.6%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	440	437
Series 2019A, Rev., 4.00%, 5/1/2049	1,170	1,157
Total South Dakota		1,594
Tennessee — 1.5%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,103
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2030	105	101
Series 2021B, Rev., 4.00%, 10/1/2031	220	210
Series 2021B, Rev., 4.00%, 10/1/2041	850	719
Metropolitan Nashville Airport Authority (The) Series 2022-B, Rev., AMT, 5.00%, 7/1/2052	500	517
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	751
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	5	5
Rev., 3.50%, 1/1/2048	650	639
Total Tennessee		4,045
Texas — 4.4%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2027	100	99
Series 2021A, Rev., 5.00%, 8/15/2028	40	40
Series 2021A, Rev., 4.00%, 8/15/2029	40	38

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2021A, Rev., 4.00%, 8/15/2030	40	37
Series 2021A, Rev., 4.00%, 8/15/2031	45	41
Arlington Higher Education Finance Corp., Newman International Academy
Series 2021A, Rev., 4.00%, 8/15/2031	200	180
Series 2021A, Rev., 5.00%, 8/15/2041	300	266
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 2.50%, 10/1/2031	275	232
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	225	187
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	211
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	259
Series 2017A, Rev., 5.00%, 10/15/2027	500	518
Midtown Redevelopment Authority, Tax Increment Contract
Rev., 4.00%, 1/1/2031	365	380
Rev., 4.00%, 1/1/2032	500	517
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	1,750	1,715
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2032	420	356
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	550	409
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2030	180	203
Series 2021A, Rev., PSF-GTD, 5.00%, 8/15/2031	200	228
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2037	250	277
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2042	345	373
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	500	403
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	465
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series A, Rev., 4.00%, 7/1/2053	750	684
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	390	388
Texas Water Development Board, Water Implementation, Master Trust Rev., 4.00%, 10/15/2045	3,000	2,953
Uptown Development Authority, Tax Increment Contract Rev., 4.00%, 9/1/2033	400	387
Total Texas		11,846
Utah — 2.3%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 4.00%, 8/1/2030 (c)	1,000	928
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	250	211
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	1,824
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project Series 2021A, Rev., 3.25%, 6/15/2031 (c)	535	474
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022-A, Rev., 5.25%, 6/15/2032 (c)	250	244
Series 2022-A, Rev., 5.63%, 6/15/2042 (c)	400	388
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	520	517
Utah Infrastructure Agency
Rev., 5.00%, 10/15/2027	130	131
Rev., 5.00%, 10/15/2032	310	318
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,088
Total Utah		6,123

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Vermont — 1.4%
Vermont Housing Finance Agency, Multiple Purpose Series B, Rev., AMT, 3.75%, 11/1/2045	200	198
Vermont Student Assistance Corp., Education Loan
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,414
Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,193
Total Vermont		3,805
Virginia — 0.4%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 3.00%, 10/1/2029	500	459
Rev., 3.00%, 10/1/2030	500	454
Virginia College Building Authority, Education Facilities, Regent University Project Rev., 5.00%, 6/1/2031	160	165
Total Virginia		1,078
Washington — 3.8%
FYI Properties, State of Washington District Project Rev., 5.00%, 6/1/2039	5,000	5,304
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125	132
Rev., 5.00%, 1/1/2028	125	134
Rev., 5.00%, 1/1/2029	125	136
Rev., 4.00%, 1/1/2031	330	335
Rev., 4.00%, 1/1/2034	500	503
North Thurston Public Schools GO, 4.00%, 12/1/2036	1,000	1,032
Washington Health Care Facilities Authority, Multi-care Health System Series B, Rev., 5.00%, 8/15/2035	1,850	1,904
Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	724
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	65	64
Total Washington		10,268
West Virginia — 0.2%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 5.00%, 6/1/2039	500	536
Wisconsin — 3.4%
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	250	204
Public Finance Authority, College Achieve Central Charter School Project
Series 2021A, Rev., 5.00%, 6/15/2027 (c)	260	260
Series 2021A, Rev., 5.00%, 6/15/2029 (c)	285	282
Series 2021A, Rev., 5.00%, 6/15/2031 (c)	315	308
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2041	500	427
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	200	139
Public Finance Authority, Roseman University of Health Sciences Series 2022, Rev., 4.00%, 4/1/2032 (c)	225	212
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	200	184
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2026	1,545	1,493
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	145	132
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (c)	240	216
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	254
Rev., 5.00%, 7/1/2025	250	257
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2024 (d)	580	591

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2017A, Rev., 5.00%, 9/1/2025 (d)	235	243
Series 2017A, Rev., 5.00%, 9/1/2026 (d)	385	406
Series 2017A, Rev., 5.00%, 9/1/2027 (d)	785	844
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	415
Series C, Rev., 5.00%, 2/15/2029	375	388
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,260
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	825	671
Total Wisconsin		9,186
Wyoming — 0.1%
Wyoming Community Development Authority Series 5, Rev., 4.00%, 12/1/2046	360	357
Total Municipal Bonds (Cost $278,382)		263,299
	SHARES (000)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g) (Cost $1,088)	1,088	1,088
Total Investments — 98.5% (Cost $279,470)		264,387
Other Assets Less Liabilities — 1.5%		3,999
NET ASSETS — 100.0%		268,386

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue

‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2023.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V2	5.00	Quarterly	12/20/2027	4.58	USD10,550	384	(652)	(268)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$2,805	$—	$2,805
Alaska	—	237	—	237
Arizona	—	12,745	—	12,745
California	—	15,595	—	15,595
Colorado	—	8,407	—	8,407
Connecticut	—	3,500	—	3,500
Delaware	—	2,751	—	2,751
District of Columbia	—	5,074	—	5,074
Florida	—	31,486	—	31,486
Georgia	—	4,262	—	4,262
Illinois	—	18,064	—	18,064
Indiana	—	6,573	—	6,573
Iowa	—	1,781	—	1,781
Kansas	—	704	—	704
Louisiana	—	2,303	—	2,303
Maine	—	808	—	808
Maryland	—	2,777	—	2,777
Massachusetts	—	11,310	—	11,310
Michigan	—	3,543	—	3,543
Minnesota	—	7,132	—	7,132
Mississippi	—	831	—	831
Missouri	—	1,496	—	1,496
Nebraska	—	1,778	—	1,778
Nevada	—	1,224	—	1,224
New Hampshire	—	6,270	—	6,270
New Jersey	—	8,074	—	8,074
New Mexico	—	761	—	761
New York	—	16,596	—	16,596
North Carolina	—	1,273	—	1,273
North Dakota	—	1,618	—	1,618
Ohio	—	11,551	—	11,551
Oklahoma	—	2,009	— (a)	2,009
Oregon	—	2,644	—	2,644
Other	—	845	—	845
Pennsylvania	—	14,990	—	14,990
South Carolina	—	644	—	644
South Dakota	—	1,594	—	1,594
Tennessee	—	4,045	—	4,045
Texas	—	11,846	—	11,846
Utah	—	6,123	—	6,123
Vermont	—	3,805	—	3,805
Virginia	—	1,078	—	1,078
Washington	—	10,268	—	10,268
West Virginia	—	536	—	536

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Wisconsin	$—	$9,186	$—	$9,186
Wyoming	—	357	—	357
Total Municipal Bonds	—	263,299	— (a)	263,299
Short-Term Investments
Investment Companies	1,088	—	—	1,088
Total Investments in Securities	$1,088	$263,299	$— (a)	$264,387
Depreciation in Other Financial Instruments
Swaps	$—	$(652)	$—	$(652)

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$10,265	$25,347	$34,527	$3	$— (c)	$1,088	1,088	$89	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Sustainable Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.